Accounts Receivable - Movements on the allowance for credit losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Allowance for Doubtful Accounts Receivable
As at January 1	$ 3	$ 70
Increase in allowance for credit losses		42
Decrease in allowance due to subsequent collection	$ (3)	(68)
Exchange difference		1
As at June 30		$ 45